SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		121 Months Ended	124 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2011	Nov. 20, 2003
Summary Of Critical Accounting Policies [Line Items]
Research and Development Expense, Total	$ 1,104	$ 790	$ 2,733	$ 2,922	$ 16,712	$ 17,936
Cash and Cash Equivalents, at Carrying Value, Total	2,576	2,553	3,587	2,345	3,587	2,576	5,530	0
Depreciation, Total			$ 6,000	$ 4,000
Maximum [Member]
Summary Of Critical Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life			17 years
Property, Plant and Equipment, Useful Life			5 years
Minimum [Member]
Summary Of Critical Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life			12 years
Property, Plant and Equipment, Useful Life			3 years